Investments in associates and joint venture - Additional information (Details) - USD ($)		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Gross proceeds to associate		$ 0	$ 13,453,000	$ 0
Impairment loss		395,434,000
Newmont Corporation [Member]
Investments in associates and joint ventures
Amount received for future costs		$ 45,000,000
Announcement of plan to discontinue operation [member] | Yanacochas. | Newmont Corporation [Member]
Investments in associates and joint ventures
Proceeds from sales of interests in associates	$ 300,000,000
Contingent payments	$ 100,000,000
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Percent of common shares acquired		43.65%	43.65%	43.65%
Sociedad Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Percent of common shares acquired			19.58%	19.58%
market capitalization of shares		$ 2,552,000,000	$ 1,434,000,000
market capitalization value per share		$ 37.23	$ 20.92
Transportadora Callao SA [Member]
Investments in associates and joint ventures
Percentage of voting equity interests acquired		8.00%
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Percent of common shares acquired			19.30%	19.30%
market capitalization of shares		$ 11,000,000.0	$ 11,900,000
market capitalization value per share		$ 0.16	$ 0.18